Note 1 - Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	September 30, 2016	December 31, 2015

Finished goods	$72,540	$30,237
Raw materials	157,044	162,623
Work-In-Process	59,665	38,880
Total	$289,249	$231,740

	December 31, 2015	December 31, 2014
Finished goods	$30,237	$88,362
Raw materials	162,623	237,556
Work-In-Process	38,880	41,449
Total	$231,740	$367,367

Property Plant and Equipment UsefulLife [Table Text Block]
	Years
Computers and office equipment	3	-	7
Leasehold improvements		5
Manufacturing tooling	3	-	7
Demo Equipment		3

	Years
Computers and office equipment	3	-	7
Leasehold improvements		5
Manufacturing Tooling	3	-	7
Demo Equipment		3

Property, Plant and Equipment [Table Text Block]
	September 30, 2016	December 31, 2015
Computers and office equipment	$164,319	$153,553
Leasehold improvements	25,635	23,874
Manufacturing tooling	101,104	97,288
Demo Equipment	17,702	8,962
Total	308,760	283,677
Less: Accumulated depreciation	197,850	144,079
Total Fixed Assets, Net	$110,910	$139,598

	December 31, 2015	December 31, 2014
Computers and office equipment	$153,553	$123,708
Leasehold Improvements	23,874	23,874
Manufacturing Tooling	97,288	97,288
Demo Equipment	8,962	30,576
Total	283,677	275,446
Less: Accumulated Depreciation	144,079	78,967
Total Fixed Assets, Net	$139,598	$196,479